Statements of Cash Flows (USD $)	6 Months Ended		12 Months Ended		95 Months Ended	101 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Jun. 30, 2012
Cash flows from operating activities:
Net (loss)	$ (950,170)	$ (496,804)	$ (996,265)	$ (1,066,066)	$ (2,207,740)	$ (3,157,910)
Adjustments to reconcile net (loss) to cash provided (used) by developmental stage activities:
Expenses paid by issuance of Common Stock:	103,000		174,900	0	536,500	639,500
Amortization of bond discount and OID	273,398		117,849	0	117,849	842,354
Depreciation and Amortization	850	559	233	887	1,119	1,969
Change in current assets and liabilities:
Accounts payable and accrued expenses	20,236	(24,225)	(24,256)	35,663	11,407	50,145
Net cash flows from operating activities	(552,686)	(520,470)	(727,539)	(1,029,516)	(1,540,865)	(1,623,942)
Cash flows from investing activities:
Purchase of fixed assets	(2,393)		(812)	(6,892)	(7,704)	(10,097)
Purchase of Mining Rights			(6,000)	(301,000)	(307,000)	(307,000)
Net cash flows from investing activities	(2,393)	0	(6,812)	(307,892)	(314,704)	(317,097)
Cash flows from financing activities:
Proceeds from sale of common stock		327,880	200,000	1,537,371	1,887,162	1,887,162
Convertible debenture, net of OID	418,500	430,000	845,000	0	469,610	418,500
Stock subscription payable	0	0	0	0	0	0
Advances from shareholder	0	0	0	(10,000)	0	0
Proceeds/(Payment) of notes payable	0	0	(40,000)	40,000	0	0
Net cash flows from financing activities	418,500	757,880	1,005,000	1,567,371	2,356,772	2,305,662
Net cash flows	(136,579)	237,410	270,648	229,963	501,203	364,623
Cash and equivalents, beginning of period	501,203	230,554	230,554	591	0	0
Cash and equivalents, end of period	364,623	467,964	501,203	230,554	501,203	364,623
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS FOR:
Interest	(301,897)	0	0	0	0	(301,897)
Income taxes	0	0	0	0	0	0
SUPPLEMENTAL DISCLOSURE OF NON-CASH FINANCING AND INVESTING:
Stock issued to acquire assets	0	0	108,000	6,810,000	6,918,000	6,918,000
Shares issued to settle convertible debenture	$ 305,155	$ 0	$ 226,000		$ 226,000	$ 934,908